Basic and diluted net income per share (Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	10,307,400	10,307,400
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	72,652,890	27,113,132
Restricted share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	26,420,365	38,204,251
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	210,568,000	208,542,000	180,668